John Hancock
ESG Large Cap Core Fund
Quarterly portfolio holdings 1/31/2023

Fund’s investments
As of 1-31-23 (unaudited)
	Shares	Value
Common stocks 98.1%		$135,640,298
(Cost $97,282,869)
Communication services 5.8%		8,004,674
Diversified telecommunication services 1.2%
Verizon Communications, Inc.	40,889	1,699,756
Entertainment 1.0%
The Walt Disney Company (A)	13,081	1,419,158
Interactive media and services 3.6%
Alphabet, Inc., Class A (A)	49,431	4,885,760
Consumer discretionary 12.1%		16,695,474
Auto components 0.8%
Aptiv PLC (A)	9,620	1,087,926
Hotels, restaurants and leisure 2.1%
Starbucks Corp.	26,957	2,942,087
Multiline retail 2.5%
Target Corp.	20,061	3,453,301
Specialty retail 4.6%
The Home Depot, Inc.	5,590	1,812,110
The TJX Companies, Inc.	37,172	3,042,900
Tractor Supply Company	6,413	1,462,100
Textiles, apparel and luxury goods 2.1%
Lululemon Athletica, Inc. (A)	4,171	1,279,996
NIKE, Inc., Class B	12,684	1,615,054
Consumer staples 7.4%		10,196,606
Food and staples retailing 3.7%
Costco Wholesale Corp.	6,442	3,292,764
Sysco Corp.	23,552	1,824,338
Food products 1.0%
McCormick & Company, Inc.	17,735	1,332,253
Household products 1.1%
The Procter & Gamble Company	10,839	1,543,257
Personal products 1.6%
Unilever PLC, ADR	43,131	2,203,994
Financials 9.9%		13,706,191
Banks 5.4%
Bank of America Corp.	69,634	2,470,614
First Republic Bank	9,080	1,279,190
KeyCorp	64,498	1,237,717
SVB Financial Group (A)	4,228	1,278,716
The PNC Financial Services Group, Inc.	7,548	1,248,666
Capital markets 1.3%
LPL Financial Holdings, Inc.	7,378	1,749,471
Insurance 3.2%
Aflac, Inc.	25,311	1,860,359
The Travelers Companies, Inc.	13,507	2,581,458
Health care 16.3%		22,627,179
Health care equipment and supplies 1.9%
Baxter International, Inc.	12,570	574,323
Medtronic PLC	10,187	852,550
2	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Stryker Corp.	4,937	$1,253,060
Health care providers and services 5.9%
CVS Health Corp.	21,398	1,887,732
Elevance Health, Inc.	7,946	3,972,921
UnitedHealth Group, Inc.	4,682	2,337,208
Life sciences tools and services 3.2%
IQVIA Holdings, Inc. (A)	5,987	1,373,478
Thermo Fisher Scientific, Inc.	2,526	1,440,654
West Pharmaceutical Services, Inc.	5,930	1,575,008
Pharmaceuticals 5.3%
AstraZeneca PLC, ADR	28,773	1,880,891
Merck & Company, Inc.	31,838	3,419,720
Novo Nordisk A/S, ADR	14,841	2,059,634
Industrials 10.5%		14,515,466
Air freight and logistics 1.5%
United Parcel Service, Inc., Class B	11,000	2,037,530
Building products 1.7%
Trane Technologies PLC	13,479	2,414,358
Commercial services and supplies 1.0%
Waste Management, Inc.	9,165	1,418,100
Electrical equipment 3.2%
Eaton Corp. PLC	16,146	2,619,043
Rockwell Automation, Inc.	6,271	1,768,610
Machinery 1.9%
Deere & Company	6,073	2,567,907
Road and rail 1.2%
JB Hunt Transport Services, Inc.	8,939	1,689,918
Information technology 27.5%		38,112,952
IT services 5.3%
Accenture PLC, Class A	5,930	1,654,767
Mastercard, Inc., Class A	10,017	3,712,300
Visa, Inc., Class A	8,825	2,031,603
Semiconductors and semiconductor equipment 6.0%
ASML Holding NV, NYRS	2,497	1,650,117
First Solar, Inc. (A)	10,158	1,804,061
NVIDIA Corp.	5,959	1,164,210
NXP Semiconductors NV	6,810	1,255,151
Texas Instruments, Inc.	13,592	2,408,638
Software 9.6%
Adobe, Inc. (A)	4,994	1,849,478
Autodesk, Inc. (A)	8,201	1,764,527
Microsoft Corp.	31,497	7,805,272
Palo Alto Networks, Inc. (A)	11,918	1,890,672
Technology hardware, storage and peripherals 6.6%
Apple, Inc.	63,221	9,122,156
Materials 2.7%		3,690,542
Chemicals 2.7%
Ecolab, Inc.	6,611	1,023,581
International Flavors & Fragrances, Inc.	10,187	1,145,630
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	3

	Shares	Value
Materials (continued)
Chemicals (continued)
Linde PLC	4,597	$1,521,331
Real estate 4.1%		5,627,985
Equity real estate investment trusts 4.1%
American Tower Corp.	13,734	3,068,038
AvalonBay Communities, Inc.	6,385	1,132,954
Prologis, Inc.	11,038	1,426,993
Utilities 1.8%		2,463,229
Electric utilities 0.9%
Avangrid, Inc.	28,717	1,210,996
Water utilities 0.9%
American Water Works Company, Inc.	8,002	1,252,233

	Yield (%)	Shares	Value
Short-term investments 1.6%			$2,181,968
(Cost $2,181,968)
Short-term funds 1.6%			2,181,968
Federated Government Obligations Fund, Institutional Class	4.1400(B)	2,181,968	2,181,968

Total investments (Cost $99,464,837) 99.7%	$137,822,266
Other assets and liabilities, net 0.3%	479,835
Total net assets 100.0%	$138,302,101

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-23.
The fund had the following country composition as a percentage of net assets on 1-31-23:
United States	87.1%
Ireland	4.3%
United Kingdom	4.1%
Netherlands	2.1%
Denmark	1.5%
Other countries	0.9%
TOTAL	100.0%
4	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of January 31, 2023, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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